Geographic Information (Details 2)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	18.00%		21.00%		18.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues		[1]		[1]	15.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	13.00%		16.00%

[1]	Less than 10%